Reserves - Movement in capital contribution reserve (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Reserves
Balance as of beginning	$ 4,591	$ 4,591	$ 3,452
Interest forgiveness on convertible notes and shareholder loan	267	1,517	2,411
Call option issued to shareholder			(96)
Deferred tax impact	(67)	(378)	(618)
Balance as of ending	$ 3,652	$ 4,591	$ 4,591